Transactions with Related Parties, Release from Related Parties Liabilities - 20F (Details) $ in Thousands	Mar. 11, 2014 USD ($) Vessel
Release from Related Parties Liabilities [Abstract]
Number of remaining vessels	4
Seanergy, EST and Safbulk Pty Agreement [Member]
Release from Related Parties Liabilities [Abstract]
Number of remaining vessels	4
Liabilities released | $	$ 9,819